intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2021
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2021		$2,915	$6,479	$371	$216	$9,981	$9,910	$19,891	$7,588	$27,479
Additions		—	51	2	323	376	325	701	—	701
Additions arising from business acquisitions	(b)	11	56	7	—	74	—	74	56	130
Dispositions, retirements and other (including capitalized interest)		(32)	(449)	64	—	(417)	—	(417)	—	(417)
Assets under construction put into service		—	288	—	(288)	—	—	—	—	—
Net foreign exchange differences		(66)	(2)	(7)	(1)	(76)	—	(76)	(79)	(155)
As at June 30, 2021		$2,828	$6,423	$437	$250	$9,938	$10,235	$20,173	$7,565	$27,738
ACCUMULATED AMORTIZATION
As at January 1, 2021		$495	$4,274	$96	$—	$4,865	$—	$4,865	$364	$5,229
Amortization		153	364	14	—	531	—	531	—	531
Dispositions, retirements and other		(29)	(453)	28	—	(454)	—	(454)	—	(454)
Net foreign exchange differences		(8)	(1)	(1)	—	(10)	—	(10)	—	(10)
As at June 30, 2021		$611	$4,184	$137	$—	$4,932	$—	$4,932	$364	$5,296
NET BOOK VALUE
As at December 31, 2020		$2,420	$2,205	$275	$216	$5,116	$9,910	$15,026	$7,224	$22,250
As at June 30, 2021		$2,217	$2,239	$300	$250	$5,006	$10,235	$15,241	$7,201	$22,442

1	The amount for goodwill arising from business acquisitions for the year ended December 31, 2020, has been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

Total of
individually
immaterial
(millions)	transactions [1]
Assets
Current assets
Cash	$2
Accounts receivable [2]	2
Other	4
8
Non-current assets
Property, plant and equipment
Owned assets	5
Right-of-use lease assets	1
Intangible assets subject to amortization [3]	74
Other	19
99
Total identifiable assets acquired	107
Liabilities
Current liabilities
Accounts payable and accrued liabilities	3
Advance billings and customer deposits	1
4
Non-current liabilities
Long-term debt	1
Deferred income taxes	10
11
Total liabilities assumed	15
Net identifiable assets acquired	92
Goodwill	56
Net assets acquired	$148
Acquisition effected by way of:
Cash consideration	$148

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.
3	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 8 years; software is expected to be amortized over periods of 5-7 years; and other intangible assets are expected to be amortized over periods of 2-4 years.